UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

Putnam Research Fund
The fund's portfolio
10/31/18 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value
Aerospace and defense (1.9%)
Boeing Co. (The)	9,221	$3,272,164
L3 Technologies, Inc.	5,388	1,020,864
Textron, Inc.	30,053	1,611,742

		5,904,770
Automobiles (1.1%)
General Motors Co.	94,458	3,456,218

		3,456,218
Banks (5.8%)
Bank of America Corp.	233,884	6,431,810
Citigroup, Inc.	85,497	5,596,634
JPMorgan Chase & Co.	29,131	3,175,862
Wells Fargo & Co.	46,766	2,489,354

		17,693,660
Beverages (2.6%)
Coca-Cola Co. (The)	127,308	6,095,507
PepsiCo, Inc.	15,457	1,737,058

		7,832,565
Biotechnology (2.7%)
AbbVie, Inc.	10,161	791,034
Amgen, Inc.	11,217	2,162,525
Biogen, Inc.(NON)	4,712	1,433,720
Celgene Corp.(NON)	2,444	174,990
Gilead Sciences, Inc.	34,702	2,365,982
Vertex Pharmaceuticals, Inc.(NON)	7,484	1,268,239

		8,196,490
Building products (0.1%)
Fortune Brands Home & Security, Inc.	2,647	118,665
Resideo Technologies, Inc.(NON)	5,369	113,018

		231,683
Capital markets (5.2%)
Apollo Global Management, LLC Class A	10,109	297,407
BlackRock, Inc.	4,781	1,966,999
E*Trade Financial Corp.(NON)	49,711	2,456,718
Goldman Sachs Group, Inc. (The)	16,997	3,830,614
Intercontinental Exchange, Inc.	18,326	1,411,835
Investment Technology Group, Inc.	15,520	426,490
KKR & Co., Inc. Class A	150,646	3,562,778
Raymond James Financial, Inc.	23,683	1,816,249

		15,769,090
Chemicals (2.5%)
DowDuPont, Inc.	57,645	3,108,218
Ecolab, Inc.	1,961	300,327
FMC Corp.	17,107	1,335,715
PPG Industries, Inc.	5,258	552,563
Sherwin-Williams Co. (The)	5,149	2,025,977
W.R. Grace & Co.	4,780	309,696

		7,632,496
Commercial services and supplies (0.8%)
Waste Connections, Inc.	30,019	2,294,652

		2,294,652
Construction materials (0.2%)
Summit Materials, Inc. Class A	48,196	650,646

		650,646
Consumer finance (—%)
Oportun Financial Corp. (acquired 6/23/15, cost $133,158) (Private)(NON)(F)(RES)	46,722	100,179

		100,179
Containers and packaging (0.4%)
Ball Corp.	24,113	1,080,262

		1,080,262
Diversified telecommunication services (1.4%)
AT&T, Inc.	78,555	2,410,058
Verizon Communications, Inc.	33,214	1,896,187

		4,306,245
Electric utilities (2.7%)
American Electric Power Co., Inc.	35,339	2,592,469
Duke Energy Corp.	13,016	1,075,512
Edison International	9,288	644,494
Exelon Corp.	42,902	1,879,537
NextEra Energy, Inc.	9,862	1,701,195
PG&E Corp.(NON)	8,940	418,481

		8,311,688
Electrical equipment (1.2%)
Emerson Electric Co.	51,866	3,520,664

		3,520,664
Entertainment (3.3%)
Activision Blizzard, Inc.	56,582	3,906,987
Live Nation Entertainment, Inc.(NON)	20,752	1,085,330
NCSOFT Corp. (South Korea)	4,291	1,622,706
NetEase, Inc. ADR (China)	7,488	1,556,381
Twenty-First Century Fox, Inc. Class A	42,916	1,953,536

		10,124,940
Equity real estate investment trusts (REITs) (0.9%)
Gaming and Leisure Properties, Inc.(R)	37,531	1,264,419
SBA Communications Corp.(NON)(R)	8,407	1,363,363

		2,627,782
Food and staples retail (2.0%)
BJ's Wholesale Club Holdings, Inc.(NON)	11,102	245,909
Costco Wholesale Corp.	6,965	1,592,408
Walgreens Boots Alliance, Inc.	20,140	1,606,568
Walmart, Inc.	25,477	2,554,834

		5,999,719
Food products (1.6%)
Hershey Co. (The)	16,535	1,771,725
Kellogg Co.	12,191	798,267
McCormick & Co., Inc. (non-voting shares)	16,066	2,313,504

		4,883,496
Health-care equipment and supplies (4.3%)
Becton Dickinson and Co. (BD)	15,287	3,523,654
Boston Scientific Corp.(NON)	41,199	1,488,932
Cooper Cos., Inc. (The)	6,202	1,602,039
Danaher Corp.	42,886	4,262,868
Edwards Lifesciences Corp.(NON)	4,967	733,129
Intuitive Surgical, Inc.(NON)	2,750	1,433,245

		13,043,867
Health-care providers and services (2.1%)
Cigna Corp.	15,819	3,382,260
UnitedHealth Group, Inc.	11,704	3,058,840

		6,441,100
Hotels, restaurants, and leisure (2.3%)
Chipotle Mexican Grill, Inc.(NON)	3,182	1,464,770
Hilton Worldwide Holdings, Inc.	26,617	1,894,332
MGM Resorts International	28,698	765,663
Wynn Resorts, Ltd.	12,421	1,249,553
Yum China Holdings, Inc. (China)	45,259	1,632,945

		7,007,263
Household products (1.8%)
Clorox Co. (The)	9,507	1,411,314
Procter & Gamble Co. (The)	44,237	3,922,937

		5,334,251
Independent power and renewable electricity producers (0.7%)
NRG Energy, Inc.	59,805	2,164,343

		2,164,343
Industrial conglomerates (2.4%)
Honeywell International, Inc.	32,214	4,665,232
Roper Technologies, Inc.	9,206	2,604,377

		7,269,609
Insurance (2.7%)
American International Group, Inc.	38,749	1,599,946
Assured Guaranty, Ltd.	63,425	2,535,732
Chubb, Ltd.	8,645	1,079,847
Prudential PLC (United Kingdom)	147,901	2,968,984

		8,184,509
Interactive media and services (5.2%)
Alphabet, Inc. Class A(NON)	8,815	9,613,463
Facebook, Inc. Class A(NON)	35,028	5,316,900
Tencent Holdings, Ltd. (China)	25,200	854,155

		15,784,518
Internet and direct marketing retail (3.7%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	2,494	354,846
Amazon.com, Inc.(NON)	5,430	8,677,194
Booking Holdings, Inc.(NON)	1,156	2,167,014

		11,199,054
IT Services (4.1%)
DXC Technology Co.	41,224	3,002,344
Fidelity National Information Services, Inc.	11,445	1,191,425
First Data Corp. Class A(NON)	73,247	1,372,649
GoDaddy, Inc. Class A(NON)	11,682	854,772
Visa, Inc. Class A	42,822	5,903,013

		12,324,203
Life sciences tools and services (0.4%)
Mettler-Toledo International, Inc.(NON)	2,073	1,133,558

		1,133,558
Machinery (1.2%)
Deere & Co.	6,294	852,459
Fortive Corp.	33,475	2,485,519
John Bean Technologies Corp. (JBT)	1,954	203,157

		3,541,135
Media (1.4%)
Charter Communications, Inc. Class A(NON)	6,405	2,051,970
Comcast Corp. Class A	53,872	2,054,678

		4,106,648
Metals and mining (0.2%)
Alcoa Corp.(NON)	15,001	524,885

		524,885
Multi-utilities (0.5%)
CenterPoint Energy, Inc.	21,384	577,582
Dominion Energy, Inc.	14,076	1,005,308

		1,582,890
Oil, gas, and consumable fuels (6.0%)
Anadarko Petroleum Corp.	15,343	816,248
BP PLC (United Kingdom)	698,231	5,063,034
Cairn Energy PLC (United Kingdom)(NON)	368,087	929,216
Cenovus Energy, Inc. (Canada)	315,652	2,671,095
ConocoPhillips	18,460	1,290,354
Exxon Mobil Corp.	37,634	2,998,677
Kinder Morgan, Inc.	153,719	2,616,297
Noble Energy, Inc.	27,516	683,773
Seven Generations Energy, Ltd. Class A (Canada)(NON)	107,067	1,147,568

		18,216,262
Pharmaceuticals (4.2%)
Allergan PLC	1,651	260,875
Bristol-Myers Squibb Co.	10,602	535,825
Eli Lilly & Co.	7,038	763,201
Jazz Pharmaceuticals PLC(NON)	8,616	1,368,393
Johnson & Johnson	19,009	2,661,070
Merck & Co., Inc.	50,027	3,682,487
Pfizer, Inc.	82,422	3,549,091

		12,820,942
Road and rail (1.7%)
Norfolk Southern Corp.	16,467	2,763,657
Union Pacific Corp.	15,828	2,314,370

		5,078,027
Semiconductors and semiconductor equipment (3.6%)
Intel Corp.	52,878	2,478,921
NXP Semiconductors NV	33,857	2,538,936
ON Semiconductor Corp.(NON)	88,173	1,498,941
Qualcomm, Inc.	70,806	4,452,989

		10,969,787
Software (6.3%)
Adobe, Inc.(NON)	12,927	3,176,940
Everbridge, Inc.(NON)(S)	22,464	1,141,845
Microsoft Corp.	109,458	11,691,209
Salesforce.com, Inc.(NON)	22,470	3,083,783

		19,093,777
Specialty retail (3.0%)
Advance Auto Parts, Inc.	5,485	876,284
Burlington Stores, Inc.(NON)	4,879	836,700
Home Depot, Inc. (The)	27,923	4,911,097
O'Reilly Automotive, Inc.(NON)	1,914	613,916
TJX Cos., Inc. (The)	18,065	1,984,982

		9,222,979
Technology hardware, storage, and peripherals (3.4%)
Apple, Inc.	47,712	10,442,248

		10,442,248
Textiles, apparel, and luxury goods (0.6%)
NIKE, Inc. Class B	26,365	1,978,430

		1,978,430
Trading companies and distributors (0.4%)
Yellow Cake PLC (United Kingdom)(NON)	409,559	1,245,926

		1,245,926

Total common stocks (cost $271,127,995)		$299,327,456

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $365) (Private)(NON)(F)(RES)	128	$274
Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $6,955) (Private)(NON)(F)(RES)	2,208	5,233
Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $16,334) (Private)(NON)(F)(RES)	3,209	12,288
Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $23,689) (Private)(NON)(F)(RES)	4,654	17,822
Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $13,286) (Private)(NON)(F)(RES)	2,420	9,995
Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $40,105) (Private)(NON)(F)(RES)	5,222	30,172
Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $112,481) (Private)(NON)(F)(RES)	39,467	84,623
Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $142,232) (Private)(NON)(F)(RES)	49,906	107,006
Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $206,805) (Private)(NON)(F)(RES)	72,632	155,578

Total convertible preferred stocks (cost $562,252)		$422,991

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.25%, 6/30/19(i)	$112,000	$111,486

Total U.S. treasury obligations (cost $111,486)		$111,486

SHORT-TERM INVESTMENTS (1.2%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 2.36%(AFF)	Shares	1,150,475	$1,150,475
Putnam Short Term Investment Fund 2.33%(AFF)	Shares	2,393,432	2,393,432
U.S. Treasury Bills 2.209%, 12/11/18		$104,000	103,751
U.S. Treasury Bills 2.065%, 11/15/18		73,000	72,940

Total short-term investments (cost $3,720,598)			$3,720,598
TOTAL INVESTMENTS

Total investments (cost $275,522,331)			$303,582,531

	FORWARD CURRENCY CONTRACTS at 10/31/18 (aggregate face value $19,472,272) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		British Pound	Sell	12/19/18	$5,420,178	$5,509,712	$89,534
		Canadian Dollar	Sell	1/16/19	1,368,746	1,409,488	40,742
		Euro	Buy	12/19/18	113,288	116,675	(3,387)
	Barclays Bank PLC
		British Pound	Sell	12/19/18	2,218,143	2,268,926	50,783
		Canadian Dollar	Sell	1/16/19	341,083	351,203	10,120
	Goldman Sachs International
		British Pound	Sell	12/19/18	1,611,460	1,638,623	27,163
		Canadian Dollar	Sell	1/16/19	906,613	933,494	26,881
		Chinese Yuan (Offshore)	Sell	11/19/18	4,396,760	4,426,750	29,990
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/16/19	405,906	444,016	38,110
		South Korean Won	Sell	11/19/18	1,574,676	1,584,626	9,950
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	1/16/19	763,955	786,743	22,788
		Israeli Shekel	Buy	1/16/19	1,974	2,016	(42)

	Unrealized appreciation						346,061

	Unrealized (depreciation)						(3,429)

	Total						$342,632
*	The exchange currency for all contracts listed is the United States Dollar.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/18 (Unaudited)
Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
$3,077,853	$2,996,065	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58% — Monthly	Russell 2000 Total Return Index — Monthly	$83,822

Upfront premium received		—		Unrealized appreciation		83,822

Upfront premium (paid)		—		Unrealized (depreciation)		—

Total		$—			Total	$83,822

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $303,574,850.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $523,170, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/18
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,225,975	$4,818,445	$7,893,945	$16,671	$1,150,475
	Putnam Short Term Investment Fund**	8,552,780	8,950,546	15,109,894	32,165	2,393,432

	Total Short-term investments	$12,778,755	$13,768,991	$23,003,839	$48,836	$3,543,907
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,150,475, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,154,818.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $219,542 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$31,845,490	$2,476,861	$—
Consumer discretionary	32,863,944	—	—
Consumer staples	24,050,031	—	—
Energy	18,216,262	—	—
Financials	41,647,259	—	100,179
Health care	41,635,957	—	—
Industrials	29,086,466	—	—
Information technology	52,830,015	—	—
Materials	9,888,289	—	—
Real estate	2,627,782	—	—
Utilities	12,058,921	—	—

Total common stocks	296,750,416	2,476,861	100,179
Convertible preferred stocks	—	—	422,991
U.S. treasury obligations	—	111,486	—
Short-term investments	2,393,432	1,327,166	—

Totals by level	$299,143,848	$3,915,513	$523,170
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$342,632	$—
Total return swap contracts	$—	83,822	$—

Totals by level	$—	$426,454	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities and other financial instruments represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$346,061	$3,429
Equity contracts	83,822	—

Total	$429,883	$3,429
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$24,600,000
OTC total return swap contracts (notional)	$3,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018